Trade and Other Receivables - Schedule of Changes in credit losses provision (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Changes in the allowance for impairment of trade and other receivables [abstract]
Opening balance	$ 4,305	$ 5,945
Initial application of IFRS 9		122
Additions	65	104
Write-offs	(94)	(1,253)
Transfer of assets held for sale	(866)	6
Cumulative translation adjustment	10	(619)
Closing balance	3,420	4,305
Current	1,131	1,715
Non-current	$ 2,289	$ 2,590